Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information

Note 17

Quarterly Financial Information (Unaudited)

	(dollars in millions, except per share amounts)

		Operating	Net Income (Loss) attributable to Verizon(1)
Quarter Ended	Operating Revenues	Income (Loss)	Amount	Per Share- Basic	Per Share- Diluted	Net Income (Loss)
2011
March 31	$26,990	$4,453	$1,439	$.51	$.51	$3,264
June 30	27,536	4,892	1,609	.57	.57	3,604
September 30	27,913	4,647	1,379	.49	.49	3,542
December 31	28,436	(1,112)	(2,023)	(.71)	(.71)	(212)

2010
March 31	$26,913	$4,441	$443	$.16	$.16	$2,318
June 30	26,773	410	(1,192)	(.42)	(.42)	553
September 30	26,484	3,383	659	.23	.23	2,698
December 31	26,395	6,411	2,639	.93	.93	4,648

•	Results of operations for the third quarter of 2011 include after-tax charges attributable to Verizon of $0.2 billion related to severance, pension and benefit charges.

•

Results of operations for the fourth quarter of 2011 include after-tax charges attributable to Verizon of $3.5 billion related to severance, pension and benefit charges and costs related to the early redemption of debt.

•

Results of operations for the first quarter of 2010 include after-tax charges attributable to Verizon of $1.1 billion related to Medicare Part D subsidy, access line spin-off charges, merger integration and acquisition costs, and severance, pension and benefit charges.

•

Results of operations for the second quarter of 2010 include after-tax charges attributable to Verizon of $2.8 billion related to severance, pension and benefit charges, merger integration and acquisition costs, access line spin-off charges, and a one-time non-cash adjustment to wireless data revenues.

•

Results of operations for the third quarter of 2010 include after-tax charges attributable to Verizon of $0.9 billion primarily related to severance, pension and benefit charges, access line spin-off charges, and merger integration costs.

•

Results of operations for the fourth quarter of 2010 include net after-tax gain attributable to Verizon of $1.1 billion related to severance, pension and benefit charges and merger integration and acquisition costs.

(1)	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.